INVESTMENT MANAGERS SERIES TRUST II

235 West Galena Street

Milwaukee, Wisconsin 53212

July 28, 2021

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) File No. 333-191476 and 811-22894 on behalf of the Vivaldi Merger Arbitrage Fund and Vivaldi Multi-Strategy Fund (the “Funds”)

Dear Sir or Madam:

The Registrant is filing a Preliminary Proxy Statement for the purpose of informing shareholders about the termination of the investment advisory agreement with Vivaldi Asset Management, LLC (“VAM”) in connection with a change of control of VAM. Shareholders are being asked to approve a new investment advisory agreement with VAM.

Please direct your comments to the undersigned at (626) 914-1360. I can also be reached at joy.ausili@mfac-ca.com.

Sincerely,

/s/ Joy Ausili

Joy Ausili

Vice President